As filed electronically with the Securities and Exchange Commission on May 21, 2015

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Registration No. 033-00507
Pre-Effective Amendment No.
Post-Effective Amendment No. 131

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-04419
Amendment No. 132
(Check appropriate box or boxes.)

Transamerica Series Trust

(Exact Name of Registrant as Specified in Charter)

4600 S. Syracuse St., Suite 1100,

Denver, Colorado 80237

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.
☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.
☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and Transamerica Series Trust has duly caused this Post-Effective Amendment No. 131 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 21st day of May, 2015.

TRANSAMERICA SERIES TRUST

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 131 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit	Trustee, President and Chief	May 21, 2015
Marijn P. Smit	Executive Officer

/s/ Sandra N. Bane	Trustee	May 21, 2015
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	May 21, 2015
Leo J. Hill*

/s/ David W. Jennings	Trustee	May 21, 2015
David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	May 21, 2015
Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	May 21, 2015
Eugene M. Mannella*

/s/ Patricia L. Sawyer	Trustee	May 21, 2015
Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	May 21, 2015
John W. Waechter*

/s/ Alan F. Warrick	Trustee	May 21, 2015
Alan F. Warrick*

/s/ Vincent J. Toner	Vice President and Treasurer	May 21, 2015
Vincent J. Toner

* By:	/s/ Tané T. Tyler	Vice President, Associate General	May 21, 2015
	Tané T. Tyler**	Counsel, Chief Legal Officer and Secretary

**	Attorney-in-fact pursuant to power of attorney, filed previously with PEA 125.

Exhibits Filed With

Post-Effective Amendment No. 131 to

Registration Statement on

Form N-1A

Transamerica Series Trust

Registration No. 033-00507

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.PRE	XBRL Taxonomy Presentation Linkbase Document